Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Parenthetical) (Detail) - Dec. 31, 2019 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Structured bonds [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		$ 300,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		400,000
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	₩ 24,500	500,000
Fixed-to-fixed cross currency swap, Dec. 16, 2013 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		300,000
Floating-to-fixed cross currency interest rate swap, Mar. 7, 2013 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	24,500	300,000
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	37,500	$ 28,732
Floating-to-fixed interest rate swap, Jan. 30, 2017 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	₩ 50,000